NORTHERN LIGHTS FUND TRUST II

April 5, 2013

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust II – Linde Hansen Contrarian Value Fund, Mariner Hyman Beck Fund and North Star Opportunity Fund.

Post Effective Amendment No. 96 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-174926 and 811-22549

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of the Linde Hansen Contrarian Value Fund, Mariner Hyman Beck Fund and the North Star Opportunity Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 96 (SEC Accession No. 0000910472-13-001179) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.

Prospectus for the Linde Hansen Contrarian Value Fund, Class A and Class I

                               Shares;

2.

Statement of Additional Information for the Linde Hansen Contrarian Value

                              Fund;

3.

Prospectus for the Mariner Hyman Beck Fund, Class A, Class C and Class I

                              Shares;

4.

Statement of Additional Information for the Mariner Hyman Beck Fund;

5.

Prospectus for the North Star Opportunity Fund, Class A and Class I shares;

                               and

6.

Statement of Additional Information for the North Star Opportunity Fund.

 The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on March 29, 2013.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

Very truly yours,

/s/ Kevin Wolf

Kevin Wolf

President